Long-Term Debt - Additional Information (Detail) In Millions, unless otherwise specified	6 Months Ended			6 Months Ended			6 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($) CreditFacility	Jun. 30, 2013 Norwegian Kroner Bond [Member] USD ($)	Jan. 31, 2013 Norwegian Kroner Bond [Member] NOK	Jun. 30, 2013 Norwegian Kroner Bond due in 2016 [Member] NIBOR Loan [Member] NOK	Jun. 30, 2013 Norwegian Kroner Bond due in 2018 [Member] NIBOR Loan [Member] NOK	Jun. 30, 2013 Norwegian Kroner Bond due in 2017 [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner Bond due in 2017 [Member] NIBOR Loan [Member] NOK	Jun. 30, 2013 Revolving Credit Facility [Member] CreditFacility	Jun. 30, 2013 Guaranteed by Partnership and Subsidiaries [Member] USD ($)	Jun. 30, 2013 Guaranteed by Teekay Corporation [Member] USD ($)	Jun. 30, 2013 Interest rate swap [Member]	Jun. 30, 2013 Interest rate swap [Member] Norwegian Kroner Bond due in 2016 [Member] USD ($)	Jun. 30, 2013 Interest rate swap [Member] Norwegian Kroner Bond due in 2018 [Member] USD ($)	Jun. 30, 2013 Interest rate swap [Member] Norwegian Kroner Bond due in 2017 [Member] USD ($)
Line Of Credit Facility Covenant Compliance [Line Items]
Number of long-term revolving credit facilities	1							6
Revolving credit facilities borrowing capacity	$ 755.2
Undrawn amount of revolving credit facility	122.9
Amount reduced under revolving credit facilities, 2013	70.5
Amount reduced under revolving credit facilities, 2014	581.8
Amount reduced under revolving credit facilities, 2015	17.5
Amount reduced under revolving credit facilities, 2016	26.0
Amount reduced under revolving credit facilities, 2017	20.9
Amount reduced under revolving credit facilities, 2018	38.5
Number of vessels collateralized under revolving credit facilities	The revolving credit facilities are collateralized by first-priority mortgages granted on 24 of the Partnership's vessels, together with other related security.
Minimum liquidity required by revolving credit facility covenants descriptions									Four of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership's total consolidated debt.	Two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Senior unsecured bonds issued		214.3	1,300.0	500.0	800.0	98.8	600.0		75.0	50.0
Variable interest rate on the bonds				4.00%	4.75%		5.75%		5.00%	5.00%
Senior unsecured bonds maturity				Jan. 01, 2016	Jan. 01, 2018		Jan. 01, 2017
Fixed interest rates based on interest rate swaps											1.12%	4.80%	5.93%	7.49%
Debt instrument transfer of principal amount												$ 89.7	$ 143.5	$ 101.4